SHARE-BASED PAYMENT - Schedule of share-based compensation expenses relating to options and restricted shares granted (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
SHARE-BASED PAYMENT
Share-based compensation expenses	$ 851	$ 995
Cost of revenue
SHARE-BASED PAYMENT
Share-based compensation expenses		172
General and administrative
SHARE-BASED PAYMENT
Share-based compensation expenses	851	754
Service development
SHARE-BASED PAYMENT
Share-based compensation expenses		69
Employees
SHARE-BASED PAYMENT
Share-based compensation expenses	818	995
Employees | Cost of revenue
SHARE-BASED PAYMENT
Share-based compensation expenses		172
Employees | General and administrative
SHARE-BASED PAYMENT
Share-based compensation expenses	818	754
Employees | Service development
SHARE-BASED PAYMENT
Share-based compensation expenses		69
Nonemployees | Directors
SHARE-BASED PAYMENT
Share-based compensation expenses	33	0
Nonemployees | Directors | Cost of revenue
SHARE-BASED PAYMENT
Share-based compensation expenses		0
Nonemployees | Directors | General and administrative
SHARE-BASED PAYMENT
Share-based compensation expenses	$ 33	0
Nonemployees | Directors | Service development
SHARE-BASED PAYMENT
Share-based compensation expenses		$ 0